Shareholder Report, Holdings (Details)	Aug. 31, 2025
Fidelity Sustainable Low Duration Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Sustainable Low Duration Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Sustainable Low Duration Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable Low Duration Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Low Duration Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable Low Duration Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable Low Duration Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Low Duration Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Low Duration Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Low Duration Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Low Duration Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Sustainable Low Duration Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Sustainable Low Duration Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Low Duration Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Sustainable Low Duration Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Sustainable Low Duration Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Low Duration Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable Low Duration Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable Low Duration Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Sustainable Low Duration Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Sustainable Low Duration Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Sustainable Low Duration Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable Low Duration Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable Low Duration Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Low Duration Bond Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Low Duration Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Low Duration Bond Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Low Duration Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Low Duration Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Sustainable Low Duration Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Sustainable Low Duration Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Sustainable Low Duration Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable Low Duration Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable Low Duration Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable Core Plus Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Sustainable Core Plus Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Sustainable Core Plus Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Core Plus Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Sustainable Core Plus Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Core Plus Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Sustainable Core Plus Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Core Plus Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Core Plus Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Sustainable Core Plus Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable Core Plus Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Core Plus Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Sustainable Core Plus Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Sustainable Core Plus Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Sustainable Core Plus Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Core Plus Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Core Plus Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Sustainable Core Plus Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Core Plus Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Sustainable Core Plus Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Sustainable Core Plus Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Core Plus Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Sustainable Core Plus Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable Core Plus Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable Core Plus Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Core Plus Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable Core Plus Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Sustainable Core Plus Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Sustainable Core Plus Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Sustainable Core Plus Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Core Plus Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Core Plus Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Sustainable Core Plus Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Core Plus Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Core Plus Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Core Plus Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainability Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Sustainability Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainability Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainability Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Sustainability Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Sustainability Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainability Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainability Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainability Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainability Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainability Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.30%
Fidelity Sustainability Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainability Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainability Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Sustainability Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Sustainability Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainability Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainability Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainability Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.40%
Fidelity Sustainability Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainability Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainability Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainability Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainability Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainability Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainability Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainability Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainability Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainability Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Sustainability Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Sustainability Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainability Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainability Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainability Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainability Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Sustainability Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainability Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Short-Term Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Fidelity Short-Term Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Short-Term Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.80%
Fidelity Short-Term Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Short-Term Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Short-Term Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Short-Term Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Short-Term Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Short-Term Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Short-Term Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short-Term Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short-Term Bond Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Short-Term Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Fidelity Short-Term Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Sustainable Investment Grade Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity Series Sustainable Investment Grade Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Sustainable Investment Grade Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series Sustainable Investment Grade Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Sustainable Investment Grade Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Sustainable Investment Grade Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Sustainable Investment Grade Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Sustainable Investment Grade Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Sustainable Investment Grade Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Sustainable Investment Grade Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Sustainable Investment Grade Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.30%
Fidelity Series Sustainable Investment Grade Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Sustainable Investment Grade Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Sustainable Investment Grade Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Sustainable Investment Grade Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Series Sustainable Investment Grade Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Sustainable Investment Grade Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Sustainable Investment Grade Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series Sustainable Investment Grade Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Series Sustainable Investment Grade Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Sustainable Investment Grade Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Sustainable Investment Grade Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Sustainable Investment Grade Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Sustainable Investment Grade Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Sustainable Investment Grade Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Series Sustainable Investment Grade Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Series Sustainable Investment Grade Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Sustainable Investment Grade Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Sustainable Investment Grade Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series Sustainable Investment Grade Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Series Sustainable Investment Grade Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Corporate Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Series Corporate Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Corporate Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Corporate Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Corporate Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Corporate Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Corporate Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Corporate Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Corporate Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Corporate Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Corporate Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Series Corporate Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Corporate Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Corporate Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Fidelity Series Corporate Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Series Corporate Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Series Corporate Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Corporate Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Corporate Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Corporate Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Fidelity Series Corporate Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Corporate Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Corporate Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Corporate Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Corporate Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Corporate Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Corporate Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Corporate Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Corporate Bond Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Corporate Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	83.20%
Fidelity Series Corporate Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Series Corporate Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Corporate Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Corporate Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Corporate Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Corporate Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Sustainable Low Duration Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity SAI Sustainable Low Duration Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Sustainable Low Duration Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Low Duration Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Low Duration Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Low Duration Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable Low Duration Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable Low Duration Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable Low Duration Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable Low Duration Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Low Duration Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity SAI Sustainable Low Duration Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity SAI Sustainable Low Duration Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Sustainable Low Duration Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity SAI Sustainable Low Duration Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity SAI Sustainable Low Duration Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Sustainable Low Duration Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Low Duration Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Sustainable Low Duration Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Fidelity SAI Sustainable Low Duration Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Low Duration Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Sustainable Low Duration Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable Low Duration Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable Low Duration Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Low Duration Bond Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Sustainable Low Duration Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Sustainable Low Duration Bond Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Sustainable Low Duration Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable Low Duration Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Fidelity SAI Sustainable Low Duration Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity SAI Sustainable Low Duration Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity SAI Sustainable Low Duration Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Sustainable Low Duration Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Low Duration Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Investment Grade Securitized Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity SAI Investment Grade Securitized Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity SAI Investment Grade Securitized Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity SAI Investment Grade Securitized Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity SAI Investment Grade Securitized Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity SAI Investment Grade Securitized Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Investment Grade Securitized Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Investment Grade Securitized Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Investment Grade Securitized Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Investment Grade Securitized Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Investment Grade Securitized Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity SAI Investment Grade Securitized Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Investment Grade Securitized Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Investment Grade Securitized Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Investment Grade Securitized Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Investment Grade Securitized Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity SAI Investment Grade Securitized Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI Investment Grade Securitized Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Investment Grade Securitized Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Investment Grade Securitized Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Investment Grade Securitized Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity SAI Investment Grade Securitized Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity SAI Investment Grade Securitized Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Conservative Income Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Conservative Income Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Conservative Income Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Conservative Income Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Conservative Income Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Conservative Income Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Conservative Income Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Conservative Income Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Conservative Income Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Conservative Income Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Conservative Income Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Conservative Income Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Conservative Income Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Conservative Income Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Conservative Income Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Conservative Income Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Conservative Income Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Conservative Income Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Fidelity Conservative Income Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Conservative Income Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Conservative Income Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Conservative Income Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Conservative Income Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Conservative Income Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Conservative Income Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Conservative Income Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Conservative Income Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Conservative Income Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Conservative Income Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Conservative Income Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Conservative Income Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Conservative Income Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%